Long-term Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-term Debt	Long-term debt and interest and other costs
Accounting policy
Long-term debt represents debt issued privately without registration with a government authority and is payable to others under the terms of a signed agreement. Long-term debt is initially recognized at fair value. Long-term debt is subsequently measured at amortized cost. Debt is qualified as long-term debt as long as the group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.
Interest accruals and payments relating to Long-term debt are accounted for as part of the “Accrued and other liabilities”.
Interest and other costs should be accrued and recorded with the passage of time over the agreed term, regardless of when the interest receipt or payment has taken place.
Long-term debt consists of the following:

As of December 31	2018	2019
(in millions)	€	€

€500 million 0.625% senior notes due 2022, carrying amount	494.5	499.5
€750 million 3.375% senior notes due 2023, carrying amount	816.0	813.3
€1,000 million 1.375% senior notes due 2026, carrying amount	964.6	1,007.0
€750 million 1.625% senior notes due 2027, carrying amount	742.4	778.3
Other	9.0	10.2
Long-term debt	3,026.5	3,108.3
Less: current portion of long-term debt	—	—
Non-current portion of long-term debt	3,026.5	3,108.3

Our obligations to make principal repayments under our Eurobonds and other borrowing arrangements excluding interest expense as of December 31, 2019:

(in millions)	€
2020	2.8
2021	2.8
2022	502.8
2023	751.3
2024	—
Thereafter	1,750.0
Long-term debt	3,009.7
Less: current portion of long-term debt	2.8
Non-current portion of long-term debt	3,006.9

For the years 2020 and 2021 the obligations relate to lease payments. The years thereafter mainly relate to repayments of principals under our Eurobonds.
Eurobonds
The following table summarizes the carrying amount of our outstanding Eurobonds, including the fair value of interest rate swaps used to hedge the change in the fair value of the Eurobonds:

As of December 31	2018	2019
(in millions)	€	€
Amortized cost amount	2,980.0	2,983.2
Fair value interest rate swaps [1]	37.5	114.9
Carrying amount	3,017.5	3,098.1

1.	The fair value of the interest rate swaps excludes accrued interest.
In September 2013, we issued our €750 million 3.375% senior notes due 2023, with interest payable annually on September 19. The notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100% of their principal amount on September 19, 2023.
In July 2016, we issued our €500 million 0.625% senior notes due 2022, with interest payable annually on July 7. The notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100% of their principal amount on July 7, 2022.
In July 2016, we issued our €1,000 million 1.375% senior notes due 2026, with interest payable annually on July 7. The notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100% of their principal amount on July 7, 2026.
In November 2016, we issued our €750 million 1.625% senior notes due 2027, with interest payable annually on May 28. The notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100% of their principal amount on May 28, 2027.
The Eurobonds serve as hedged items in fair value hedge relationships in which we hedge the variability of changes in the fair value of our Eurobonds due to changes in market interest rates with interest rate swaps. The fair value changes of these interest rate swaps are recorded on the Consolidated Balance Sheets under derivative financial instruments (within other current assets, other non-current assets, current accrued and other liabilities and non-current accrued and other liabilities) and the carrying amount of the Eurobonds is adjusted for these fair value changes only.
The following table summarizes the estimated fair value of our Eurobonds:

As of December 31	2018	2019
(in millions)	€	€

Principal amount	3,000.0	3,000.0
Carrying amount	3,017.5	3,098.1
Fair value [1]	3,119.4	3,247.7

1.	Source: Bloomberg Finance LP.
The fair value of our Eurobonds is estimated based on quoted market prices as of December 31, 2019. Due to changes in market interest rates and credit spreads since the issue of our Eurobonds which carry a fixed coupon interest rate, the fair value deviates from the principal amount.
Lines of credit
Our available committed credit facility, with a group of banks, is €700.0 million as of December 31, 2019 and as of December 31, 2018. No amounts were outstanding under the committed credit facility at the end of 2019 and 2018. This facility of €700.0 million was renegotiated on July 3, 2019, including the extension of the maturity date to July 3, 2024. The extension includes options for extension by two 1-year extension options on the first and the second anniversary of the facility (extending the maturity potentially to 2026), if agreed by both ASML and the lenders. Outstanding amounts under this credit facility will bear interest at EURIBOR or LIBOR plus a margin that depends on our credit rating and ESG score.
Interest and other, net
Interest and other consist mainly of interest income and interest expenses. In 2019, the interest expense component is €36.6 million (2018: €41.8 million and 2017: €57.5 million), related to interest expense on our Eurobonds, as well as related interest rate swaps and hedges, and amortized financing costs.